EXHIBIT 99
MONTHLY SERVICER’S STATEMENT DRYROCK ISSUANCE TRUST Series 2012-1 MONTHLY PERIOD ENDING January 31, 2013

Record date	January 31, 2013
Payment date	February 15, 2013
Monthly period beginning	January 01, 2013
Monthly period ending	January 31, 2013
Previous payment date	January 15, 2013
Interest period beginning	January 15, 2013
Interest period ending	February 14, 2013
Days in monthly period	31
Days in interest period	31

TRUST RECEIVABLES INFORMATION
Beginning of monthly period principal receivables balance	$2,005,706,632.08
Beginning of monthly period non-principal receivables balance	$22,065,142.64
Beginning of monthly period total receivables balance	$2,027,771,774.72
Addition of principal receivables balance	$1,481,778,514.85
Addition of non-principal receivables balance	$14,902,824.21
Removal of principal receivables balance	$0.00
Removal of non-principal receivables balance	$0.00
End of monthly period principal receivables balance	$3,360,657,800.26
End of monthly period non-principal receivables balance	$38,617,328.83
End of monthly period total receivables balance	$3,399,275,129.09

TRUST COLLECTIONS INFORMATION
Finance charge collections	$29,952,518.27
Fees	$6,558,753.01
Interchange	$16,025,523.88
Recoveries	$444,702.27
Investment earnings on Issuer Accounts	$0.00
Total finance charge collections	$52,981,497.43
Principal collections	$987,795,421.60
*Total payment rate	29.06%

(*	Total payment rate does not include investment earnings)

TRUST DEFAULT INFORMATION
Default Amount	$8,641,784.87
Gross loss rate	2.97%

Delinquency Data	Percentage	Total receivables
1-30 days delinquent	1.42%	$48,205,568.18
31-60 days delinquent	0.61%	$20,696,179.22
61-90 days delinquent	0.45%	$15,301,043.43
91-120 days delinquent	0.36%	$12,277,443.85
121-150 days delinquent	0.33%	$11,112,642.22
151-180 days delinquent	0.27%	$9,018,616.79
181 and greater days delinquent	0.00%	$2,859.63

TRANSFEROR INFORMATION
Minimum Transferor Amount Percentage in Calendar Month	37.58%
Required Transferor Amount Percentage	6.00%

ISSUER ACCOUNT INFORMATION
Dryrock Issuance Trust Collection Account balance as of end of monthly period	$91,577,023.91
Dryrock Issuance Trust Excess Funding Account balance as of end of monthly period	$0.00

DRYROCK ISSUANCE TRUST

Series Name	2012-1
Expected Final Payment Date	10/15/2014
Scheduled start of accumulation period	10/01/2013
Series 2012-1 Stated Principal Amount	$886,076,000.00
Series 2012-1 Allocation amount	$886,076,000.00
Series 2012-1 Floating Allocation Percentage	25.3212%
Series 2012-1 Principal Allocation Percentage	25.3212%
Current period USD LIBOR	0.21%

Class Details	Margin	Total Interest Rate	Stated Principal Amount
Class A	0.15%	0.36%	$700,000,000.00
Class B	0.00%	0.00%	$186,076,000.00

ALLOCATION OF SERIES 2012-1 AVAILABLE FINANCE CHARGE COLLECTIONS

1)	Series 2012-1 Available Finance Charge Collections		$13,415,537.05
2)	Class A Notes
	a)	Class A Monthly Interest	$214,408.06
	b)	Class A Monthly Interest previously due but not paid	$0.00
	c)	Class A Additional Interest and Class A Additional Interest previously due but not paid	$0.00
3)	Series 2012-1 Servicing Fee paid to Servicer		$1,452,333.50
4)	Series 2012-1 Servicing Fee, previously due but not paid		$0.00
5)	Class B Notes
	a)	Class B Monthly Interest	$0.00
	b)	Class B Monthly Interest previously due but not paid	$0.00
	c)	Class B Additional Interest and Class B Additional Interest previously due but not paid	$0.00
6)	Series 2012-1 Default Amount treated as Series 2012-1 Available Principal Collections		$2,240,767.33
7)	Unreimbursed Investor Charge-offs and Reallocated Principal Collections treated as Series 2012-1 Available Principal Collections		$0.00
8)	Accumulation Reserve Account funding		$0.00
9)	In the event of default and acceleration, the Outstanding Dollar Principal Amount of the notes treated		$0.00
10)	Shared Excess Available Finance Charge Collections available for allocation to other series in Shared Excess Available Finance Charge Collections (Group 1)		$9,508,028.16
11)	Amount due under any other obligations of Dryrock Issuance Trust under the Transaction Documents		$0.00
12)	Holder of the Transferor Interest		$9,508,028.16

APPLICATION OF SHARED EXCESS AVAILABLE FINANCE CHARGE COLLECTIONS ALLOCATED TO SERIES 2012-1

1)	Series 2012-1 Available Finance Charge Collections Shortfall	$0.00
2)	Shared Excess Available Finance Charge Collections allocated to Series 2012-1	$0.00
3)	Class A Monthly Interest and Class A Additional Interest and any past due amounts	$0.00
4)	Unpaid Servicing Fee	$0.00
5)	Class B Monthly Interest and Class B Additional Interest and any past due amounts	$0.00
6)	Default Amount treated as Available Principal Collections	$0.00
7)	Unreimbursed Investor charge-offs and Reallocated Principal Collections treated as Series 2012-1	$0.00
8)	Accumulation Reserve Account	$0.00
9)	Holder of the Transferor Interest	$0.00

SERIES 2012-1 AVAILABLE PRINCIPAL COLLECTIONS

Principal Collections allocated to Series 2012-1	$250,121,394.63
less Reallocated Principal Collections	$0.00
plus Series Default Amount Paid from finance charge collections	$2,240,767.33
plus an amount equal to the sum of Investor Charge-offs and the amount of Reallocated Prinicpal Collections
previously not reimubrsed, paid by Available Finance Charge Collections	$0.00
Series 2012-1 Available Principal Collections	$252,362,161.96
Series 2012-1 Available Principal Collections, less any amount released and used to purchase Receivables under Section 4.01(f) of the Series 2012-1 Indenture Supplement	$54,766,271.49

APPLICATION OF SERIES 2012-1 AVAILABLE PRINCIPAL COLLECTIONS DURING REVOLVING PERIOD
1)	Shared Excess Available Principal Collections	$54,766,271.49

APPLICATION OF SERIES 2012-1 PRINCIPAL COLLECTIONS DURING CONTROLLED ACCUMULATION PERIOD
1)	Amount deposited in the Principal Funding Account		$0.00
2)	Shared Excess Available Principal Collections		$0.00

APPLICATION OF SERIES 2012-1 AVAILABLE PRINCIPAL COLLECTIONS DURING EARLY AMORTIZATION PERIOD
1)	Paid to the Class A Noteholders		$0.00
2)	Paid to the Class B Noteholders		$0.00
3)	Shared Excess Available Principal Collections		$0.00

APPLICATION OF SHARED EXCESS AVAILABLE PRINCIPAL COLLECTIONS ALLOCATED TO SERIES 2012-1
1)	Series 2012-1 Available Principal Collections Shortfall		$0.00
2)	Shared Excess Available Principal Collections		$0.00
3)	During the Controlled Accumulation Period:
	3a)	Amount deposited in the Principal Funding Account	$0.00
4)	During the Early Amortization Period:
	4a)	Paid to the Class A Noteholders	$0.00
	4a)	Paid to the Class B Noteholders	$0.00
5)	Holder of the Transferor Interest		$54,766,271.49

SERIES 2012-1 ACCOUNT INFORMATION
Accumulation Reserve Account balance
Beginning balance	$0.00
Current deposit	$0.00
Accumulation Reserve Draw Amount	$0.00
Ending Balance	$0.00
Principal Funding Account balance
Beginning balance	$0.00
Current deposit	$0.00
Paid to the Class A Noteholders	$0.00
Paid to the Classs B Noteholders	$0.00
Ending Balance	$0.00

SERIES 2012-1 PERFORMANCE DATA
Portfolio Yield
Current Monthly Period	15.13%
Prior Monthly Period	15.38%
Second Prior Monthly Period	0.00%
Base Rate
Current Monthly Period	2.29%
Prior Monthly Period	2.32%
Second Prior Monthly Period	0.00%
Excess Spread Percentage
Current Monthly Period	12.84%
Prior Monthly Period	13.06%
Second Prior Monthly Period	0.00%
Quarterly Excess Spread Percentage	12.95%
Required Excess Spread Percentage	0.00%
Is the Quarterly Excess Spread Percentage greater than the Required Excess Spread Percentage?	Yes

To the knowledge of the undersigned, no Early Amortization Event or Early Redemption Event has occurred.

Capitalized terms used in the Monthly Servicer’s Statement have their respective meanings set forth in the Indenture, Indenture Supplement and the Servicing Agreement

BARCLAYS BANK DELAWARE, as Servicer
By: /s/ Yasser Rezvi
Name: Yasser Rezvi
Title: Treasurer

MONTHLY SERVICER’S STATEMENT DRYROCK ISSUANCE TRUST Series 2012-2 MONTHLY PERIOD ENDING January 31, 2013

Record date	January 31, 2013
Payment date	February 15, 2013
Monthly period beginning	January 01, 2013
Monthly period ending	January 31, 2013
Previous payment date	January 15, 2013
Interest period beginning	January 15, 2013
Interest period ending	February 14, 2013
Days in monthly period	31
Days in interest period	30

TRUST RECEIVABLES INFORMATION
Beginning of monthly period principal receivables balance	$2,005,706,632.08
Beginning of monthly period non-principal receivables balance	$22,065,142.64
Beginning of monthly period total receivables balance	$2,027,771,774.72
Addition of principal receivables balance	$1,481,778,514.85
Addition of non-principal receivables balance	$14,902,824.21
Removal of principal receivables balance	$0.00
Removal of non-principal receivables balance	$0.00
End of monthly period principal receivables balance	$3,360,657,800.26
End of monthly period non-principal receivables balance	$38,617,328.83
End of monthly period total receivables balance	$3,399,275,129.09

TRUST COLLECTIONS INFORMATION
Finance charge collections	$29,952,518.27
Fees	$6,558,753.01
Interchange	$16,025,523.88
Recoveries	$444,702.27
Investment earnings on Issuer Accounts	$0.00
Total finance charge collections	$52,981,497.43
Principal collections	$987,795,421.60
*Total payment rate	29.06%

(*	Total payment rate does not include investment earnings)

TRUST DEFAULT INFORMATION
Default Amount	$8,641,784.87
Gross loss rate	2.97%

Delinquency Data	Percentage	Total receivables
1-30 days delinquent	1.42%	$48,205,568.18
31-60 days delinquent	0.61%	$20,696,179.22
61-90 days delinquent	0.45%	$15,301,043.43
91-120 days delinquent	0.36%	$12,277,443.85
121-150 days delinquent	0.33%	$11,112,642.22
151-180 days delinquent	0.27%	$9,018,616.79
181 and greater days delinquent	0.00%	$2,859.63

TRANSFEROR INFORMATION
Minimum Transferor Amount Percentage in Calendar Month	37.58%
Required Transferor Amount Percentage	6.00%

ISSUER ACCOUNT INFORMATION
Dryrock Issuance Trust Collection Account balance as of end of monthly period	$91,577,023.91
Dryrock Issuance Trust Excess Funding Account balance as of end of monthly period	$0.00

DRYROCK ISSUANCE TRUST

Series Name	2012-2
Expected Final Payment Date	10/15/2015
Scheduled start of accumulation period	10/01/2014
Series 2012-2 Stated Principal Amount	$365,854,000.00
Series 2012-2 Allocation amount	$365,854,000.00
Series 2012-2 Floating Allocation Percentage	10.4549%
Series 2012-2 Principal Allocation Percentage	10.4549%

Class Details	Margin	Total Interest Rate	Stated Principal Amount
Class A		0.64%	$300,000,000.00
Class B	0.00%	0.00%	$65,854,000.00

ALLOCATION OF SERIES 2012-2 AVAILABLE FINANCE CHARGE COLLECTIONS
1)	Series 2012-2 Available Finance Charge Collections		$5,539,172.61
2)	Class A Notes
	a)	Class A Monthly Interest	$160,000.00
	b)	Class A Monthly Interest previously due but not paid	$0.00
	c)	Class A Additional Interest and Class A Additional Interest previously due but not paid	$0.00
3)	Series 2012-2 Servicing Fee paid to Servicer		$599,657.39
4)	Series 2012-2 Servicing Fee, previously due but not paid		$0.00
5)	Class B Notes
	a)	Class B Monthly Interest	$0.00
	b)	Class B Monthly Interest previously due but not paid	$0.00
	c)	Class B Additional Interest and Class B Additional Interest previously due but not paid	$0.00
6)	Series 2012-2 Default Amount treated as Series 2012-2 Available Principal Collections		$925,195.69
7)	Unreimbursed Investor Charge-offs and Reallocated Principal Collections treated as Series 2012-2
	Available Principal Collections		$0.00
8)	Accumulation Reserve Account funding		$0.00
9)	In the event of default and acceleration, the Outstanding Dollar Principal Amount of the notes treated as Series 2012-2 Available Principal Collections		$0.00
10)	Shared Excess Available Finance Charge Collections available for allocation to other series in Shared Excess Available Finance Charge Collections (Group 1)		$3,854,319.53
11)	Amount due under any other obligations of Dryrock Issuance Trust under the Transaction Documents		$0.00
12)	Holder of the Transferor Interest		$3,854,319.53

APPLICATION OF SHARED EXCESS AVAILABLE FINANCE CHARGE COLLECTIONS ALLOCATED TO SERIES 2012-2
1)	Series 2012-2 Available Finance Charge Collections Shortfall$0.00	$0.00
2)	Shared Excess Available Finance Charge Collections allocated to Series 2012-2	$0.00
3)	Class A Monthly Interest and Class A Additional Interest and any past due amounts	$0.00
4)	Unpaid Servicing Fee	$0.00
5)	Class B Monthly Interest and Class B Additional Interest and any past due amounts	$0.00
6)	Default Amount treated as Available Principal Collections	$0.00
7)	Unreimbursed Investor charge-offs and Reallocated Principal Collections treated as Series 2012-2	$0.00
8)	Accumulation Reserve Account	$0.00
9)	Holder of the Transferor Interest	$0.00

SERIES 2012-2 AVAILABLE PRINCIPAL COLLECTIONS
	Principal Collections allocated to Series 2012-2	$103,273,209.88
	less Reallocated Principal Collections	$0.00
	plus Series Default Amount Paid from finance charge collections	$925,195.69
	plus an amount equal to the sum of Investor Charge-offs and the amount of Reallocated Prinicpal Collections previously not reimubrsed, paid by Available Finance Charge Collections	$0.00
	Series 2012-2 Available Principal Collections	$104,198,405.57
	Series 2012-2 Available Principal Collections, less any amount released and used to purchase Receivables under Section 4.01(f) of the Series 2012-2 Indenture Supplement	$19,514,452.52
APPLICATION OF SERIES 2012-2 AVAILABLE PRINCIPAL COLLECTIONS DURING REVOLVING PERIOD
1)	Shared Excess Available Principal Collections	$19,514,452.52

APPLICATION OF SERIES 2012-2 PRINCIPAL COLLECTIONS DURING CONTROLLED ACCUMULATION PERIOD
1)	Amount deposited in the Principal Funding Account		$0.00
2)	Shared Excess Available Principal Collections		$0.00

APPLICATION OF SERIES 2012-2 AVAILABLE PRINCIPAL COLLECTIONS DURING EARLY AMORTIZATION PERIOD
1)	Paid to the Class A Noteholders		$0.00
2)	Paid to the Class B Noteholders		$0.00
3)	Shared Excess Available Principal Collections		$0.00

APPLICATION OF SHARED EXCESS AVAILABLE PRINCIPAL COLLECTIONS ALLOCATED TO SERIES 2012-2
1)	Series 2012-2 Available Principal Collections Shortfall		$0.00
2)	Shared Excess Available Principal Collections		$0.00
3)	During the Controlled Accumulation Period:
	3a)	Amount deposited in the Principal Funding Account	$0.00
4)	During the Early Amortization Period:
	4a)	Paid to the Class A Noteholders	$0.00
	4a)	Paid to the Class B Noteholders	$0.00
5)	Holder of the Transferor Interest		$19,514,452.52

SERIES 2012-2 ACCOUNT INFORMATION
Accumulation Reserve Account balance
	Beginning balance		$0.00
	Current deposit		$0.00
	Accumulation Reserve Draw Amount		$0.00
	Ending Balance		$0.00
Principal Funding Account balance
	Beginning balance		$0.00
	Current deposit		$0.00
	Paid to the Class A Noteholders		$0.00
	Paid to the Classs B Noteholders		$0.00
	Ending Balance		$0.00

SERIES 2012-2 PERFORMANCE DATA
Portfolio Yield Current Monthly Period			15.13%
	Prior Monthly Period		15.38%
	Second Prior Monthly Period		0.00%
Base Rate
	Current Monthly Period		2.52%
	Prior Monthly Period		2.52%
	Second Prior Monthly Period		0.00%
Excess Spread Percentage
	Current Monthly Period		12.61%
	Prior Monthly Period		12.86%
	Second Prior Monthly Period		0.00%
Quarterly Excess Spread Percentage			12.73%
Required Excess Spread Percentage			0.00%
Is the Quarterly Excess Spread Percentage greater than the Required Excess Spread Percentage?			Yes

To the knowledge of the undersigned, no Early Amortization Event or Early Redemption Event has occurred.

Capitalized terms used in the Monthly Servicer’s Statement have their respective meanings set forth in the Indenture, Indenture Supplement and the Servicing Agreement

BARCLAYS BANK DELAWARE, as Servicer
By: /s/ Yasser Rezvi
Name: Yasser Rezvi
Title: Treasurer